2. Regulatory framework (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Regulatory Framework Details Narrative Abstract
Income recognition on account of the RTI - SE Resolution	$ 0	$ 0	$ 958,289
Higher cost recognition - SE Resolution and subsequent Notes	$ 0	$ 0	$ 185,436